NEIMAN FUNDS NEIMAN LARGE CAP VALUE FUND No-Load Shares (NEIMX) Class A Shares (NEAMX)

Supplement dated October 1, 2020 to the to the Prospectus and Statement of Additional Information dated July 31, 2020

Effective October 1, 2020, Harvey Neiman is no longer a portfolio manager of the Fund. Any information to the contrary in the Prospectus and the Statement of Additional Information should be disregarded.

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This Supplement and the existing Prospectus and Statement of Additional Information ("SAI") each dated July 31, 2020, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling toll-free 1-877-385-2720.